Contract assets	12 Months Ended
Dec. 31, 2020
Contract assets
Contract Assets

16. Contract assets

The following table provides information about significant changes in contract assets:

	2020	2019
	$'m	$'m
At January 1,	151	160
Transfers from contract assets recognized at beginning of year to receivables	(148)	(155)
Increases as a result of new contract assets recognized during the year	133	175
Decrease due to disposal of Food & Specialty	—	(32)
Other (including exchange)	3	3
At December 31,	139	151